Inventories - Summary of Inventories (Detail) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Classes of current inventories [abstract]
Leather and other raw materials	€ 24,088	€ 30,568
Goods in process	8,800	10,815
Finished products	36,797	42,844
Total	€ 69,685	€ 84,227	€ 91,077	€ 91,014